Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0000903129
Registrant Name	Gentherm Inc
Registration File Number	333-297224
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES